SEGMENTED DISCLOSURE INFORMATION - Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) segment	Dec. 31, 2017 CAD ($) segment
Geographic segmentation:
Reportable segments | segment	1	1
Revenue	$ 247,483	$ 244,683	[1]
Trust's total revenue (in percent)	100.00%	100.00%
Canada
Geographic segmentation:
Revenue	$ 54,372	$ 73,261
Trust's total revenue (in percent)	22.00%	30.00%
United States
Geographic segmentation:
Revenue	$ 88,006	$ 72,143
Trust's total revenue (in percent)	36.00%	30.00%
Austria
Geographic segmentation:
Revenue	$ 65,523	$ 61,687
Trust's total revenue (in percent)	26.00%	25.00%
Germany
Geographic segmentation:
Revenue	$ 24,735	$ 22,721
Trust's total revenue (in percent)	10.00%	9.00%
Netherlands
Geographic segmentation:
Revenue	$ 8,621	$ 9,577
Trust's total revenue (in percent)	3.00%	4.00%
Other Europe
Geographic segmentation:
Revenue	$ 6,226	$ 5,294
Trust's total revenue (in percent)	3.00%	2.00%

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).